Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Aug. 09, 2019	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,444	$ 11,068	$ 10,561	$ 11,303	$ 11,324	$ 11,404		$ 10,357	$ 10,038	$ 9,820	$ 9,847	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,306	11,001	10,552	11,349	11,441	11,578		10,579	10,309	10,142	10,222	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,214,353	1,173,001	1,117,080	1,193,501	1,193,841	1,200,255		1,088,251	1,052,702	1,028,263	1,029,791	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,055,353	1,018,399	969,529	1,034,837	1,035,491	1,038,676	$ 1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306	12,179		11,123	10,681	10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306	12,179		11,123	10,681	10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,259,185	1,223,000	1,160,140	1,222,406	1,230,574	1,217,865		1,112,346	1,068,092	1,042,014	1,039,472	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,070,760	1,039,990	986,536	1,039,484	1,046,430	1,035,623	1,000,000
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,522	12,205	11,568	12,141	12,233	12,160		11,078	10,667	10,395	10,400	10,000
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,522	12,205	11,568	12,141	12,233	12,160		11,078	10,667	10,395	10,400	10,000
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 1,252,157	1,220,479	1,156,795	1,214,107	1,223,284	1,216,011		$ 1,107,796	$ 1,066,722	$ 1,039,548	$ 1,039,996	$ 1,000,000
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 1,065,779	$ 1,038,816	$ 984,611	$ 1,033,393	$ 1,041,203	$ 1,035,013	$ 1,000,000